Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended
	May 31, 2025	Sep. 30, 2025	May 08, 2025	Apr. 11, 2025	Dec. 31, 2024	Dec. 27, 2024
Subsequent Event [Line Items]
Preferred stock, shares issued		0			0
Morton Acquisition [Member] | ColdQuanta Inc dba Infleqtion [Member]
Subsequent Event [Line Items]
Business Combination Contingent Consideration Maximum Payment Amount	$ 2.0
Series C Convertible Redeemable Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued			4,858,933	35,032,081		20,508,938
Subsequent Event [Member] | Morton Acquisition [Member] | ColdQuanta Inc dba Infleqtion [Member]
Subsequent Event [Line Items]
Business Combination Contingent Consideration Maximum Payment Amount	2.0	$ 1.0
Subsequent Event [Member] | Series C Convertible Redeemable Preferred Stock [Member] | ColdQuanta Inc dba Infleqtion [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 100.0
Preferred stock, shares issued	22,869,771
Subsequent Event [Member] | Simple Agreements For Future Equity [Member] | ColdQuanta Inc dba Infleqtion [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Other Equity Instruments	$ 24.0